SEGMENT INFORMATION (Tables)	6 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT INFORMATION

The tables below summarize the Company’s segment operating results for the six months ended March 31, 2026 and 2025:

	Six Months Ended March 31, 2026
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$10,412,332	$2,226,141	$6,454,584	$1,885,371	$20,978,428
Cost of revenues	6,842,781	2,064,862	6,276,614	569,343	15,753,600
Gross profit	$3,569,551	$161,279	$177,970	$1,316,028	$5,224,828

	Six Months Ended March 31, 2025
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	$13,196,043	$2,629,399	$10,337,148	$2,032,694	$28,195,284
Cost of revenues	10,528,452	2,032,358	10,178,056	517,387	23,256,253
Gross profit	$2,667,591	$597,041	$159,092	$1,515,307	$4,939,031

Reconciliation of Segment Profit (Gross Profit) to Consolidated Income Before Income Taxes

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Total segment profit (gross profit)	$5,224,828	$4,939,031
Corporate expenses:
Selling and marketing expenses	(1,535,890)	(635,306)
General and administrative expenses	(2,133,900)	(3,045,282)
Provision for expected credit losses	(2,145,919)	(3,317,683)
Research and development expenses	(97,448)	(163,008)
Total operating expenses	(5,913,157)	(7,161,279)
Loss from operations	(688,329)	(2,222,248)
Other (expense) income, net	(1,265,584)	1,268,228
Income before income taxes	$(1,953,913)	(954,020)

Reconciliation of Segments’ assets to the Consolidated assets.

	March 31, 2026	September 30, 2025
	(Unaudited)
Clean-energy equipment	$54,895,295	$44,096,905
Digitalization and integration equipment	9,201,480	7,904,522
New energy production and operation	2,142,356	1,658,836
Oil and gas engineering technical services	37,180,355	23,558,598
Other corporate assets	31,641,977	46,535,830
Total assets	$135,061,463	$123,754,691

	March 31, 2026	September 30, 2025
	(Unaudited)
Total assets related to reportable segments	$103,419,486	$77,218,861
Other corporate assets	31,641,977	46,535,830
Elimination of intercompany balances	(64,802,908)	(54,422,059)
Total consolidated assets	$70,258,555	$69,332,632